Derivative Liability (Details 1) (USD $)	9 Months Ended
Sep. 30, 2014
Derivative Liability Details 1
Derivative liability, Beginning Balance
Debt discount due to convertible note	295,773
Debt discount due to warrant issued with debt	246,905
Deferred financing cost due to derivative liability for placement agent warrant	29,550
Loss on change of fair value	67,409
Derivative liability, Ending Balance	$ 639,637